RESQ Absolute Income Fund

RESQ Absolute Income Fund

Class A Shares RQIAX

Class I Shares RQIIX

RESQ Absolute Equity Fund

Class A Shares RQEAX

Class I Shares RQEIX

(both a series of Northern Lights Fund Trust III)

Supplement dated November 24, 2014 to the Prospectus dated December 13, 2013

RESQ Absolute Income Fund

Effective as of the date of this Supplement, the RESQ Absolute Income Fund is changing its name to the RESQ Strategic Income Fund.

Effective 60 days from this Supplement, the RESQ Strategic Income Fund is changing its investment objectives and all references to its investment objectives in the Prospectus are replaced with the following:

Investment Objectives:  The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.

RESQ Absolute Equity Fund

Effective as of the date of this Supplement, the RESQ Absolute Equity Fund is changing its name to the RESQ Dynamic Allocation Fund.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is removing its 80% investment policy described in the Prospectus, and the first paragraph of the sections entitled “Fund Summary – Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Strategies” are replaced with the following:

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds ("ETFs") (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities.  The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities.  The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is also adding the following risks to the principal risks of the Fund in “Fund Summary – Principal Investment Risks”:

• Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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This Supplement, and the Prospectus and Statement of Additional Information, dated December 13, 2013, each provide information that you should know before investing in each Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services toll-free at 1-877-940-2526.

Please retain this Supplement for future reference.

RESQ Absolute Income Fund
Investment Objectives:
The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.
RESQ Absolute Equity Fund

RESQ Absolute Income Fund

Class A Shares RQIAX

Class I Shares RQIIX

RESQ Absolute Equity Fund

Class A Shares RQEAX

Class I Shares RQEIX

(both a series of Northern Lights Fund Trust III)

Supplement dated November 24, 2014 to the Prospectus dated December 13, 2013

RESQ Absolute Income Fund

Effective as of the date of this Supplement, the RESQ Absolute Income Fund is changing its name to the RESQ Strategic Income Fund.

Effective 60 days from this Supplement, the RESQ Strategic Income Fund is changing its investment objectives and all references to its investment objectives in the Prospectus are replaced with the following:

Investment Objectives:  The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.

RESQ Absolute Equity Fund

Effective as of the date of this Supplement, the RESQ Absolute Equity Fund is changing its name to the RESQ Dynamic Allocation Fund.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is removing its 80% investment policy described in the Prospectus, and the first paragraph of the sections entitled “Fund Summary – Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Strategies” are replaced with the following:

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds ("ETFs") (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities.  The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities.  The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is also adding the following risks to the principal risks of the Fund in “Fund Summary – Principal Investment Risks”:

• Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

*********

This Supplement, and the Prospectus and Statement of Additional Information, dated December 13, 2013, each provide information that you should know before investing in each Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All these documents are available upon request and without charge by calling Shareholder Services toll-free at 1-877-940-2526.

Please retain this Supplement for future reference.

RESQ Absolute Equity Fund
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities. The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities. The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund’s advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

Principal Investment Risks

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.